EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.6%
	AUSTRALIA — 4.4%
183,000	Newcrest Mining Ltd.	$2,838,629
805,000	Telstra Corp. Ltd.	2,237,869
		5,076,498
	BRAZIL — 4.2%
750,656	Ambev S.A. - ADR	2,124,356
627,000	Banco Bradesco S.A. - ADR	2,689,830
		4,814,186
	CANADA — 16.0%
49,000	Bank of Nova Scotia	3,529,295
225,800	Barrick Gold Corp.	4,324,070
509,900	Kinross Gold Corp.	2,753,460
49,400	Nutrien Ltd.	3,448,120
1,066,708	Yamana Gold, Inc.	4,394,837
		18,449,782
	CHILE — 2.5%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,907,281
	DENMARK — 3.0%
34,550	Novo Nordisk A/S - ADR	3,450,509
	FRANCE — 5.8%
51,100	Societe BIC S.A.	2,899,169
41,000	Sodexo S.A.	3,813,212
		6,712,381
	GERMANY — 7.1%
20,000	BASF S.E.	1,531,805
56,000	Bayer A.G.	3,402,272
34,000	Daimler A.G.	2,713,033
17,000	Daimler Truck Holding A.G. *	599,326
		8,246,436
	JAPAN — 1.8%
50,000	Asahi Group Holdings Ltd.	2,041,036
	NETHERLANDS — 4.8%
22,000	Aalberts N.V.	1,344,887
166,332	Shell PLC	4,244,596
		5,589,483

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND — 0.0%
30,492	SKY Network Television Ltd. *	$48,352
	NORWAY — 3.0%
124,870	Equinor A.S.A.	3,442,394
	SINGAPORE — 1.3%
842,700	Singapore Telecommunications Ltd.	1,527,963
	SPAIN — 1.5%
370,730	Telefonica S.A.	1,728,199
	SWEDEN — 2.4%
32,000	Alfa Laval A.B.	1,080,993
295,100	Betsson A.B. *	1,651,146
		2,732,139
	SWITZERLAND — 2.5%
32,780	Novartis A.G. - ADR	2,848,910
	UNITED KINGDOM — 20.7%
158,000	BP PLC - ADR	4,885,360
158,000	British American Tobacco PLC - ADR	6,789,260
6,200	Diageo PLC - ADR	1,264,490
69,700	GlaxoSmithKline PLC - ADR	3,123,954
27,000	Reckitt Benckiser Group PLC	2,187,450
62,603	Unilever PLC - ADR	3,217,168
1,423,470	Vodafone Group PLC	2,499,304
		23,966,986
	UNITED STATES — 9.6%
119,186	Newmont Corp.	7,290,608
36,645	Philip Morris International, Inc.	3,768,938
		11,059,546
	TOTAL COMMON STOCKS
	(Cost $88,640,413)	104,642,081

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 9.2%
$10,592,365	UMB Bank demand deposit, 0.010% [1]	$10,592,365
	Total Short-Term Investments
	(Cost $10,592,365)	10,592,365
	TOTAL INVESTMENTS — 99.8%
	(Cost $99,232,778)	115,234,446
	Other Assets in Excess of Liabilities — 0.2%	278,871
	TOTAL NET ASSETS — 100.0%	$115,513,317

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.